Derivative Warrant Liabilities (Details) - $ / shares		3 Months Ended
	Nov. 14, 2025	Jan. 31, 2026	Dec. 15, 2024	Jan. 16, 2024	Sep. 18, 2023	Apr. 06, 2023
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	126,370					4,505,718
Warrants exercised common share	13,048
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued					7,500,000
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	264,925			1,500,000
Warrants exercised common share	59,322	365,926
Warrants exercise price (in Dollars per share)			$ 2.5607	$ 64